Note 11 - Income Taxes (Details) - Income Tax Provision (Benefit) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ 0	$ 0
State	0	0
Foreign	0	0
	0	0
Deferred:
Federal	(2,116,355)	(2,126,006)
State	(232,525)	(227,883)
Foreign	9,144	12,556
Change in valuation allowance	2,339,736	2,341,333
	$ 0	$ 0